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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-01540
AIM Funds Group (Invesco Funds Group)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)       (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 9/30/11

Item 1. Schedule of Investments.

Invesco European Small Company Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011
invesco.com/us                    ESC-QTR-1 09/11                    Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—93.38%

Austria—2.92%

Andritz AG	26,182	$2,146,359

Semperit AG Holding	32,681	1,298,581

		3,444,940

Belgium—1.94%

S.A. D’leteren N.V.	24,877	1,238,124

Van De Velde N.V.	23,234	1,046,742

		2,284,866

France—5.62%

Maisons France Confort	18,900	577,339

Plastic Omnium SA	82,800	1,949,756

Sopra Group S.A.	13,860	788,008

Sword Group	68,300	1,166,491

Tessi S.A.	17,370	1,355,144

Trigano S.A.	42,800	782,865

		6,619,603

Germany—9.81%

Amadeus Fire AG	32,300	1,110,067

CTS Eventim AG	40,000	1,190,879

Francotyp-Postalia Holding AG (a)	187,891	698,921

MorphoSys AG (a)	66,454	1,695,798

Nexus AG (a)	75,000	653,006

SMT Scharf AG	49,902	1,268,168

Takkt AG	129,903	1,564,305

Wirecard AG	220,519	3,383,421

		11,564,565

Greece—1.29%

Jumbo S.A.	293,214	1,520,548

Ireland—15.52%

Abbey PLC	180,200	1,252,859

CPL Resources PLC	582,792	2,185,820

DCC PLC	154,020	3,863,207

Fyffes PLC	1,970,000	1,002,750

IFG Group PLC	742,000	1,236,831

Origin Enterprises PLC	497,757	2,182,093

Paddy Power PLC	67,192	3,456,746

Total Produce PLC	3,158,000	1,607,454

United Drug PLC	489,300	1,503,332

		18,291,092

Israel—1.33%

VIZRT Ltd. (a)	438,105	1,571,230

Italy—1.28%

Danieli S.p.A. — Officine Meccaniche Danieli & C.	132,567	1,504,050

Netherlands—2.80%

Mediq N.V.	145,860	2,204,339

Sligro Food Group N.V.	32,385	1,088,831

		3,293,170

Norway—6.23%

Bonheur ASA	59,550	1,197,677

Ganger Rolf ASA	63,527	1,120,388

Prosafe S.E.	402,202	2,612,019

Telio Holding ASA	155,000	676,179

TGS Nopec Geophysical Co. A.S.A.	93,043	1,729,370

		7,335,633

Spain—2.77%

Construcciones y Auxiliar de Ferrocarriles S.A.	1,907	966,844

Miquel y Costas & Miquel, S.A.	55,000	1,639,213

Prosegur, Compania de Seguridad S.A.	15,501	658,166

		3,264,223

Sweden—0.63%

Fenix Outdoor AB	33,500	737,498

Switzerland—4.01%

Aryzta AG	71,194	3,083,777

Schweiter Technologies AG	2,999	1,640,612

		4,724,389

Turkey—2.92%

Koza Anadolu Metal Madencilik Isletmeleri A.S. (a)	913,137	1,947,835

Yazicilar Holding A.S. -Class A	296,321	1,495,469

		3,443,304

United Kingdom—34.31%

Amlin PLC	362,057	1,586,579

Chemring Group PLC	323,585	2,651,399

Clarkson PLC	114,500	1,988,793

CPP Group PLC	847,077	1,700,373

Diploma PLC	508,327	2,519,485

Filtrona PLC	153,041	826,549

Halma PLC	423,397	2,073,752

Hargreaves Services PLC	51,288	807,627

Hill & Smith Holdings PLC	214,043	820,757

Homeserve PLC	389,783	2,780,659

IG Group Holdings PLC	327,151	2,260,160

Informa PLC	309,868	1,575,362

Kier Group PLC	223,548	4,391,734

Lancashire Holdings Ltd.	239,432	2,563,275

Mears Group PLC	612,962	2,651,982

Micro Focus International PLC	246,368	1,231,550

Mitie Group PLC	499,721	1,811,316

Morgan Sindall Group PLC	135,526	1,157,916

Playtech Ltd.	197,400	802,200

Tribal Group PLC	1,145,117	841,324

     See accompanying notes which are an integral part of this schedule.
          Invesco European Small Company Fund

	Shares	Value
United Kingdom—(continued)

Tullett Prebon PLC	233,200	$1,226,989

Ultra Electronics Holdings PLC	92,522	2,158,649

		40,428,430

Total Common Stocks & Other Equity Interests (Cost $103,409,264)		110,027,541

Money Market Funds—5.59%

Liquid Assets Portfolio — Institutional Class (b)	3,295,403	3,295,403

Premier Portfolio — Institutional Class (b)	3,295,403	3,295,403

Total Money Market Funds (Cost $6,590,806)		6,590,806

TOTAL INVESTMENTS—98.97% (Cost $110,000,070)		116,618,347

OTHER ASSETS LESS LIABILITIES—1.03%		1,211,182

NET ASSETS—100.00%		$117,829,529

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
          Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
          Invesco European Small Company Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
          Invesco European Small Company Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Austria	$—	$3,444,940	$—	$3,444,940

Belgium	—	2,284,866	—	2,284,866

France	—	6,619,603	—	6,619,603

Germany	2,217,312	9,347,253	—	11,564,565

Greece	—	1,520,548	—	1,520,548

Ireland	4,796,023	13,495,069	—	18,291,092

Israel	—	1,571,230	—	1,571,230

Italy	—	1,504,050	—	1,504,050

Netherlands	1,088,831	2,204,339	—	3,293,170

Norway	—	7,335,633	—	7,335,633

Spain	1,639,213	1,625,010	—	3,264,223

Sweden	—	737,498	—	737,498

Switzerland	—	4,724,389	—	4,724,389

Turkey	—	3,443,304	—	3,443,304

United Kingdom	6,317,898	34,110,532	—	40,428,430

United States	6,590,806	—	—	6,590,806

	$22,650,083	$93,968,264	$—	$116,618,347

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $24,760,667 and $38,923,142, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
          Invesco European Small Company Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,980,648

Aggregate unrealized (depreciation) of investment securities	(12,157,596)

Net unrealized appreciation of investment securities	$2,823,052

Cost of investments for tax purposes is $113,795,295.
          Invesco European Small Company Fund

Invesco Global Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011
invesco.com/us                     GCE-QTR-1 09/11                     Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—97.20%

Australia—4.18%

Australia & New Zealand Banking Group Ltd.	741,017	$13,766,063

BHP Billiton Ltd.	769,120	25,561,938

Macquarie Group Ltd.	430,151	9,204,349

Telstra Corp. Ltd.	5,743,248	17,122,626

		65,654,976

Brazil—1.18%

Banco Santander Brasil S.A.(a)(b)	7,200	53,304

Banco Santander Brasil S.A.(b)	440,500	3,261,142

Companhia Energetica de Minas Gerais-ADR	229,366	3,403,791

PDG Realty S.A. Empreendimentos e Participacoes	1,056,100	3,401,342

Petroleo Brasileiro S.A.-ADR	198,087	4,447,053

Vale S.A.-ADR	173,217	3,949,348

		18,515,980

Canada—2.13%

Nexen Inc.	955,428	14,857,352

Toronto-Dominion Bank (The)	262,235	18,660,665

		33,518,017

China—1.04%

China Construction Bank Corp.-Class H	3,990,196	2,380,951

China Dongxiang Group Co.	9,853,000	1,664,966

China Minsheng Banking Corp., Ltd.-Class H	6,781,000	4,068,547

CNOOC Ltd.	2,270,575	3,647,855

KWG Property Holding Ltd.	3,909,000	1,420,046

Renhe Commercial Holdings Co., Ltd.	29,622,000	3,075,283

		16,257,648

France—4.62%

BNP Paribas S.A.	518,159	20,506,131

Bouygues S.A.(c)	457,483	15,136,420

Sanofi	293,530	19,269,310

Total S.A.	400,490	17,654,580

		72,566,441

Germany—2.07%

Deutsche Lufthansa AG	1,429,784	18,440,777

Salzgitter AG	293,546	14,080,897

		32,521,674

Hong Kong—1.66%

Cheung Kong (Holdings) Ltd.	1,216,000	12,979,449

China Mobile Ltd.	641,000	6,251,244

Esprit Holdings Ltd.	5,621,326	6,819,986

		26,050,679
          Invesco Global Core Equity Fund

	Shares	Value
India—0.57%

Canara Bank Ltd.	318,114	$2,863,856

Grasim Industries Ltd.	50,733	2,418,233

Oil and Natural Gas Corp. Ltd.	671,677	3,638,262

		8,920,351

Indonesia—0.22%

PT Telekomunikasi Indonesia Tbk	4,136,000	3,484,957

Ireland—0.00%

Anglo Irish Bank Corp. Ltd.(d)(e)	102,453	0

Italy—0.98%

Eni S.p.A.	878,775	15,437,583

Japan—13.96%

Asahi Group Holdings, Ltd.	1,481,100	31,384,910

FUJIFILM Holdings Corp.	536,906	12,469,873

Mitsubishi Corp.	992,831	20,231,800

Mitsubishi UFJ Financial Group, Inc.	4,925,331	22,151,605

Nippon Telegraph & Telephone Corp.	588,900	28,321,311

Nippon Yusen Kabushiki Kaisha	5,405,429	14,602,060

Nissan Motor Co., Ltd.	3,440,904	30,427,871

Seven & I Holdings Co., Ltd.	649,900	18,255,856

Sumitomo Chemical Co., Ltd.	4,363,700	16,794,145

Yamada Denki Co., Ltd.	350,910	24,515,582

		219,155,013

Mexico—0.30%

America Movil S.A.B. de C.V.-Series L	3,343,600	3,689,034

Desarrolladora Homex S.A.B. de C.V.-ADR(e)	79,969	1,079,582

		4,768,616

Netherlands—1.17%

Unilever N.V.	581,398	18,411,773

Norway—2.46%

Statoil A.S.A.	719,509	15,372,320

Yara International A.S.A.	609,010	23,222,967

		38,595,287

Poland—0.20%

KGHM Polska Miedz S.A.	79,997	3,141,082

Russia—0.49%

Gazprom OAO-ADR	268,558	2,568,879

Magnitogorsk Iron & Steel Works REGS-GDR	385,820	1,820,978

Rosneft Oil Co. REGS-GDR	569,117	3,315,600

		7,705,457

South Africa—1.00%

Sasol Ltd.	90,770	3,706,330

Standard Bank Group Ltd.	322,797	3,695,923

See accompanying notes which are an integral part of this schedule.
          Invesco Global Core Equity Fund

	Shares	Value
South Africa—(continued)

Steinhoff International Holdings Ltd.(e)	1,565,315	$4,333,340

Tiger Brands Ltd.	151,055	3,911,788

		15,647,381

South Korea—2.38%

Dongbu Insurance Co., Ltd.	89,480	3,768,265

Hyundai Mipo Dockyard Co., Ltd.	34,020	2,933,270

Hyundai Mobis	26,217	7,445,395

KT&G Corp.	61,843	3,858,298

LG Electronics, Inc.	29,699	1,698,534

POSCO	13,400	4,119,683

Samsung Electronics Co., Ltd.	9,360	6,556,525

Shinhan Financial Group Co., Ltd.	99,510	3,479,753

SK Telecom Co., Ltd.	661	83,247

SK Telecom Co., Ltd.-ADR	242,329	3,409,569

		37,352,539

Spain—3.03%

Banco Santander S.A.	1,839,128	15,032,144

Iberdrola S.A.	2,561,886	17,334,237

Telefonica S.A.	791,188	15,165,277

		47,531,658

Switzerland—5.81%

ACE Ltd.	640,483	38,813,270

Holcim Ltd.(e)	282,783	14,949,952

Swisscom AG	51,882	21,081,126

Zurich Financial Services AG(e)	78,849	16,323,790

		91,168,138

Taiwan—0.61%

AU Optronics Corp.-ADR	398,612	1,578,504

Coretronic Corp	2,034,000	1,494,555

HTC Corp.	124,198	2,727,617

Powertech Technology, Inc.	1,789,320	3,806,827

		9,607,503

Thailand—0.36%

Bangkok Bank PLC-NVDR	905,200	4,041,179

PTT PCL	193,300	1,610,769

		5,651,948

Turkey—0.15%

Asya Katilim Bankasi A.S.(e)	2,193,684	2,279,661

United Arab Emirates—0.26%

Dragon Oil PLC	559,182	4,141,878

United Kingdom—8.20%

Barclays PLC	5,289,165	12,981,477

GlaxoSmithKline PLC	825,207	17,034,334

Imperial Tobacco Group PLC	1,254,182	42,346,201

National Grid PLC	1,802,696	17,870,418

Royal Dutch Shell PLC-Class B	1,239,484	38,490,690

		128,723,120

United States—38.17%

3M Co.	249,742	17,928,978

See accompanying notes which are an integral part of this schedule.
          Invesco Global Core Equity Fund

	Shares	Value
United States—(continued)

Apache Corp.	169,469	$13,598,192

Archer-Daniels-Midland Co.	1,142,938	28,356,292

Bank of America Corp.	1,822,521	11,153,828

Bank of New York Mellon Corp. (The)	656,998	12,213,593

Best Buy Co., Inc.	727,003	16,939,170

Chevron Corp.	430,585	39,837,724

Cisco Systems, Inc.	1,923,284	29,791,669

Coach, Inc.	605,100	31,362,333

ConocoPhillips	475,134	30,085,485

Corning Inc.	1,702,435	21,042,097

CVS Caremark Corp.	647,265	21,735,159

Energen Corp.	414,475	16,947,883

GameStop Corp. -Class A(c)(e)	882,618	20,388,476

General Dynamics Corp.	507,305	28,860,581

Gilead Sciences, Inc.(e)	483,205	18,748,354

Johnson & Johnson	511,118	32,563,328

Merck & Co., Inc.	888,134	29,050,863

Microsoft Corp.	705,847	17,568,532

Morgan Stanley	788,522	10,645,047

Oracle Corp.	1,090,212	31,332,693

Stryker Corp.	338,866	15,970,754

Valero Energy Corp.	916,411	16,293,787

W. R. Berkley Corp.	561,777	16,679,159

WellPoint, Inc.	550,395	35,929,786

Western Digital Corp.(e)	1,327,837	34,151,968

		599,175,731

Total Common Stocks & Other Equity Interests (Cost $1,798,684,401)		1,525,985,091

Preferred Stocks—1.53%

Brazil—0.12%

Usinas Siderurgicas de Minas Gerais S.A.-Class A-Pfd.(e)	329,100	1,845,241

		1,845,241

Germany—1.41%

Porsche Automobil Holding SE -1.04% Pfd.	462,643	22,142,681

Total Preferred Stocks (Cost $32,912,603)		23,987,922

Money Market Funds—1.06%

Liquid Assets Portfolio — Institutional Class(f)	8,286,466	8,286,466

Premier Portfolio — Institutional Class(f)	8,286,466	8,286,466

Total Money Market Funds (Cost $16,572,932)		16,572,932

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.79% (Cost $1,848,169,936)		1,566,545,945
See accompanying notes which are an integral part of this schedule.
          Invesco Global Core Equity Fund

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.57%

Liquid Assets Portfolio — Institutional Class (Cost $24,679,800)(f)(g)	24,679,800	$24,679,800

TOTAL INVESTMENTS—101.36% (Cost $1,872,849,736)		1,591,225,745
OTHER ASSETS LESS LIABILITIES—(1.36)%		(21,335,561)
NET ASSETS—100.00%		$1,569,890,184

Investment Abbreviations:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt
Pfd.	—	Preferred
REGS	—	Regulation S
Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2011 represented less than 0.01% of the Fund’s Net Assets.

(b)	Each unit represents 55 shares of common stock and 50 of preferred stock.

(c)	All or a portion of this security was out on loan at September 30, 2011.

(d)	Security considered to be illiquid at September 30, 2011. The Fund is limited to investing less than 1% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at September 30, 2011 represented less than 1% of the Fund’s Net Assets.

(e)	Non-income producing security.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
          Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
          Invesco Global Core Equity Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held.
          Invesco Global Core Equity Fund

The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          Invesco Global Core Equity Fund

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$65,654,976	$—	$65,654,976

Brazil	20,361,221	—	—	20,361,221

Canada	33,518,017	—	—	33,518,017

China	—	16,257,648	—	16,257,648

France	—	72,566,441	—	72,566,441

Germany	—	54,664,355	—	54,664,355

Hong Kong	—	26,050,679	—	26,050,679

India	—	8,920,351	—	8,920,351

Indonesia	—	3,484,957	—	3,484,957

Italy	—	15,437,583	—	15,437,583

Ireland	—	—	0	0

Japan	—	219,155,013	—	219,155,013

Mexico	4,768,616	—	—	4,768,616

Netherlands	—	18,411,773	—	18,411,773

Norway	—	38,595,287	—	38,595,287

Poland	—	3,141,082	—	3,141,082

Russia	—	7,705,457	—	7,705,457

South Africa	—	15,647,381	—	15,647,381

South Korea	7,267,867	30,084,672	—	37,352,539

Spain	—	47,531,658	—	47,531,658

Switzerland	38,813,270	52,354,868	—	91,168,138

Taiwan	1,578,504	8,028,999	—	9,607,503

Thailand	1,610,769	4,041,179	—	5,651,948

Turkey	—	2,279,661	—	2,279,661

United Arab Emirates	—	4,141,878	—	4,141,878

United Kingdom	—	128,723,120	—	128,723,120

United States	640,428,463	—	—	640,428,463

Total Investments	$748,346,727	$842,879,018	$—	$1,591,225,745

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $1,387,026,783 and $321,588,860, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$36,976,568

Aggregate unrealized (depreciation) of investment securities	(319,319,904)

Net unrealized appreciation (depreciation) of investment securities	$(282,343,336)

Cost of investments for tax purposes is $1,873,569,081.
          Invesco Global Core Equity Fund

Invesco International Small Company Fund Quarterly Schedule of Portfolio Holdings September 30, 2011
invesco.com/us                    ISC-QTR-1 09/11                    Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—92.47%

Austria—1.21%

Andritz AG	68,372	$5,605,029

Belgium—0.71%

S.A. D’leteren N.V.	65,850	3,277,344

Brazil—3.59%

Diagnosticos da America S.A.	656,100	5,474,474

Equatorial Energia S.A.	377,600	2,313,844

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	869,470	8,909,110

		16,697,428

Canada—20.16%

Aastra Technologies Ltd.	166,100	2,337,316

Bird Construction, Inc.	270,000	2,550,086

Calian Technologies Ltd.	142,000	2,447,949

Calvalley Petroleum Inc. -Class A (a)	1,638,024	1,734,599

Canyon Services Group, Inc.	403,000	3,490,975

Churchill Corp. (The) — Class A	243,500	3,040,846

Cline Mining Corp. (a)	1,478,826	1,594,232

Descartes Systems Group Inc. (The) (a)	500,000	3,100,553

Epsilon Energy Ltd. (a)	879,800	2,064,785

Glentel Inc.	605,800	9,969,519

Grande Cache Coal Corp. (a)	270,000	1,071,551

Hammond Power Solutions Inc.	249,800	1,882,675

Le Chateau Inc. -Class A	291,000	1,054,951

MI Developments, Inc. -Class A	237,000	6,292,350

MOSAID Technologies Inc.	190,500	6,869,777

Northern Dynasty Minerals Ltd. (a)	477,577	2,556,007

Onex Corp.	181,599	5,658,294

Painted Pony Petroleum Ltd. -Class A (a)	256,579	2,685,243

Paramount Resources Ltd. -Class A (a)	308,455	9,072,379

Total Energy Services Inc.	1,014,790	11,704,647

TransGlobe Energy Corp. (a)	371,080	2,987,899

Trilogy Energy Corp.	290,500	7,482,828

Wi-LAN Inc.	350,000	2,046,842

		93,696,303

China—1.74%

Fook Woo Group Holdings Ltd. (a)	8,516,000	1,934,548

Franshion Properties China Ltd.	13,014,000	2,028,774

Vinda International Holdings Ltd.	4,198,000	4,139,081

		8,102,403

Germany—4.01%

CTS Eventim AG	92,000	2,739,021

MorphoSys AG (a)	161,823	4,129,459

Wirecard AG	768,055	11,784,261

		18,652,741
Greece—0.86%

Jumbo S.A. (a)	771,940	4,003,122

Hong Kong—3.81%
First Pacific Co. Ltd.	13,492,000	11,779,516

Paliburg Holdings Ltd.	19,158,170	5,940,683

		17,720,199

Ireland—4.88%

DCC PLC	318,895	7,998,686

Paddy Power PLC	229,219	11,792,353

United Drug PLC	940,000	2,888,070

		22,679,109

Italy—1.30%

Ansaldo STS S.p.A.	169,230	1,676,883

Danieli S.p.A. — Officine Meccaniche Danieli & C.	385,733	4,376,367

		6,053,250

Japan—6.83%

EXEDY Corp.	414,700	15,655,260

Nippon Ceramic Co., Ltd.	617,100	12,134,504

THK Co., Ltd.	236,100	3,941,527

		31,731,291

Malaysia—6.33%

IGB Corp. Berhad	28,054,871	16,717,669

Parkson Holdings Berhad	7,167,529	12,689,497

		29,407,166

Netherlands—0.86%

Aalberts Industries N.V.	267,937	3,995,452

New Zealand—0.92%

Freightways Ltd.	1,770,681	4,291,102

Norway—3.61%

Bonheur ASA	156,600	3,149,559

Prosafe S.E.	1,001,901	6,506,642

TGS Nopec Geophysical Co. A.S.A.	383,225	7,122,922

		16,779,123

Philippines—6.70%

Energy Development Corp.	53,503,850	6,868,864

First Gen Corp. (a)	45,767,041	14,510,151

Manila Water Co.	22,517,600	9,738,877

		31,117,892

South Korea—2.28%

Lotte Confectionery Co., Ltd.	2,289	2,941,640

MegaStudy Co., Ltd.	40,240	4,039,788

S1 Corp.	79,706	3,620,820

		10,602,248
See accompanying notes which are an integral part of this schedule.
          Invesco International Small Company Fund

	Shares	Value
Switzerland—1.73%

Aryzta AG	185,041	$8,015,073

Thailand—3.09%

BEC World PCL	3,986,800	4,674,140

Major Cineplex Group PCL	12,949,200	5,169,054

Siam Commercial Bank PCL	1,318,100	4,492,435

		14,335,629

Turkey—0.91%

Koza Anadolu Metal Madencilik Isletmeleri A.S. (a)	1,991,863	4,248,892

United Kingdom—16.94%

Amlin PLC	693,960	3,041,019

Chemring Group PLC	694,575	5,691,225

CPP Group PLC	1,492,239	2,995,433

Filtrona PLC	399,782	2,159,157

Halma PLC	882,852	4,324,112

Homeserve PLC	1,096,501	7,822,289

IG Group Holdings PLC	901,373	6,227,237

Informa PLC	1,166,809	5,932,032

Kier Group PLC	452,426	8,888,179

Lancashire Holdings Ltd.	934,000	9,999,076

Micro Focus International PLC	839,555	4,196,788

Mitie Group PLC	2,313,551	8,385,822

Playtech Ltd.	454,000	1,844,978

Tullett Prebon PLC	585,000	3,077,996

Ultra Electronics Holdings PLC	178,278	4,159,440

		78,744,783

Total Common Stocks & Other Equity Interests (Cost $353,484,499)		429,755,579

Preferred Stock—0.20%

Canada—0.20%
FirstService Corp. -Series 1 7.00% Pfd. (Cost $908,000)	36,320	906,184

Money Market Funds—7.04%

Liquid Assets Portfolio — Institutional Class (b)	16,366,902	16,366,902

Premier Portfolio — Institutional Class (b)	16,366,902	16,366,902

Total Money Market Funds (Cost $32,733,804)		32,733,804
TOTAL INVESTMENTS—99.71% (Cost $387,126,303)		463,395,567
OTHER ASSETS LESS LIABILITIES—0.29%		1,348,121
NET ASSETS—100.00%		$464,743,688

Investment Abbreviations:
Pfd. —Preferred
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
          Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
               Invesco International Small Company Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
               Invesco International Small Company Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Austria	$—	$5,605,029	$—	$5,605,029

Belgium	—	3,277,344	—	3,277,344

Brazil	16,697,428	—	—	16,697,428

Canada	94,602,487	—	—	94,602,487

China	—	8,102,403	—	8,102,403

Germany	—	18,652,741	—	18,652,741

Greece	—	4,003,122	—	4,003,122

Hong Kong	—	17,720,199	—	17,720,199

Ireland	—	22,679,109	—	22,679,109

Italy	—	6,053,250	—	6,053,250

Japan	—	31,731,291	—	31,731,291

Malaysia	—	29,407,166	—	29,407,166

Netherlands	—	3,995,452	—	3,995,452

New Zealand	—	4,291,102	—	4,291,102

Norway	—	16,779,123	—	16,779,123

Philippines	—	31,117,892	—	31,117,892

South Korea	2,941,640	7,660,608	—	10,602,248

Switzerland	—	8,015,073	—	8,015,073

Thailand	4,492,435	9,843,194	—	14,335,629

Turkey	—	4,248,892	—	4,248,892

United Kingdom	2,995,433	75,749,350	—	78,744,783

United States	32,733,804	—	—	32,733,804

Total Investments	$154,463,227	$308,932,340	$—	$463,395,567

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
               Invesco International Small Company Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $78,565,498 and $89,641,091 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$111,556,649

Aggregate unrealized (depreciation) of investment securities	(38,556,164)

Net unrealized appreciation of investment securities	$73,000,485

Cost of investments for tax purposes is $390,395,082.
               Invesco International Small Company Fund

Invesco Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011
invesco.com/us                    SCE-QTR-1 09/11                    Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—96.86%(a)

Advertising—0.89%

Interpublic Group of Cos., Inc. (The)	783,959	$5,644,505

Aerospace & Defense—1.52%

AAR Corp.	306,256	5,105,287

Aerovironment, Inc. (b)(c)	118,478	3,335,156

Triumph Group, Inc.	25,359	1,235,998

		9,676,441

Agricultural Products—1.99%

Corn Products International, Inc.	146,770	5,759,255

Darling International, Inc. (c)	545,167	6,863,652

		12,622,907

Air Freight & Logistics—0.78%

UTI Worldwide, Inc.	377,922	4,928,103

Apparel Retail—3.82%

Express, Inc.	357,612	7,255,947

Finish Line, Inc. (The)-Class A	363,640	7,269,164

Genesco, Inc. (c)	189,850	9,782,971

		24,308,082

Apparel, Accessories & Luxury Goods—1.09%

PVH Corp.	119,110	6,936,966

Application Software—2.53%

Parametric Technology Corp. (c)	312,552	4,807,050

Quest Software, Inc. (c)	299,419	4,754,774

TIBCO Software, Inc. (c)	292,236	6,543,164

		16,104,988

Asset Management & Custody Banks—1.40%

Affiliated Managers Group, Inc. (c)	61,059	4,765,655

SEI Investments Co.	269,856	4,150,385

		8,916,040

Auto Parts & Equipment—2.27%

Dana Holding Corp. (c)	463,227	4,863,884

Modine Manufacturing Co. (c)	500,724	4,536,559

TRW Automotive Holdings Corp. (c)	154,431	5,054,527

		14,454,970

Automotive Retail—0.86%

Penske Automotive Group, Inc.	343,431	5,494,896

Biotechnology—1.15%

Cubist Pharmaceuticals, Inc. (c)	206,342	7,287,999

Casinos & Gaming—0.57%

Bally Technologies, Inc. (c)	135,211	3,647,993

Communications Equipment—1.55%

ADTRAN, Inc.	229,558	6,074,104

JDS Uniphase Corp. (c)	378,410	3,772,748

		9,846,852

Construction & Farm Machinery & Heavy Trucks—1.70%

Titan International, Inc. (b)	366,398	5,495,970

Trinity Industries, Inc.	249,403	5,339,718

		10,835,688

Data Processing & Outsourced Services—1.08%

Henry (Jack) & Associates, Inc.	237,676	6,887,850

Department Stores—1.20%

Dillard’s, Inc. -Class A	175,042	7,610,826

Diversified Chemicals—0.92%

FMC Corp.	84,455	5,840,908

Diversified Metals & Mining—0.83%

Compass Minerals International, Inc.	79,227	5,290,779

Electrical Components & Equipment—1.75%

Belden, Inc.	227,577	5,869,211

GrafTech International Ltd. (c)	411,914	5,231,308

		11,100,519

Electronic Equipment & Instruments—1.72%

Electro Scientific Industries, Inc. (c)	420,814	5,003,479

OSI Systems, Inc. (c)	176,916	5,930,224

		10,933,703

Environmental & Facilities Services—3.10%

ABM Industries, Inc.	303,359	5,782,022

Team, Inc. (c)	317,357	6,658,150

Waste Connections, Inc.	215,768	7,297,274

		19,737,446

Food Distributors—1.07%

United Natural Foods, Inc. (c)	183,834	6,809,211

Gas Utilities—0.97%

UGI Corp.	235,192	6,178,494

Gold—0.63%

Allied Nevada Gold Corp. (c)	59,154	2,118,305

See accompanying notes which are an integral part of this schedule.
          Invesco Small Cap Equity Fund

	Shares	Value
Gold—(continued)

Detour Gold Corp. (Canada)(c)	72,060	$1,876,777

		3,995,082

Health Care Distributors—0.70%

Owens & Minor, Inc.	157,378	4,482,125

Health Care Equipment—1.79%

Greatbatch, Inc. (c)	309,538	6,193,855

Teleflex, Inc.	96,883	5,209,399

		11,403,254

Health Care Facilities—3.10%

Amsurg Corp. (c)	309,757	6,969,533

Hanger Orthopedic Group, Inc. (c)	331,018	6,252,930

Universal Health Services, Inc. -Class B	190,581	6,479,754

		19,702,217

Health Care Services—1.11%

Gentiva Health Services, Inc. (c)	190,147	1,049,611

IPC The Hospitalist Co. (c)	167,462	5,976,719

		7,026,330

Health Care Supplies—1.18%

Cooper Cos., Inc. (The)	94,524	7,481,575

Health Care Technology—0.70%

Omnicell, Inc. (c)	323,843	4,462,557

Industrial Machinery—2.76%

Gardner Denver, Inc.	90,624	5,759,155

IDEX Corp.	177,452	5,529,404

Valmont Industries, Inc.	80,287	6,257,569

		17,546,128

Industrial REIT’s—1.00%

DuPont Fabros Technology, Inc. (b)	322,100	6,342,149

Insurance Brokers—0.79%

Arthur J. Gallagher & Co.	191,761	5,043,314

Integrated Telecommunication Services—0.55%

Alaska Communications Systems Group, Inc. (b)	534,422	3,505,808

Internet Software & Services—2.30%

Open Text Corp. (Canada)(c)	127,902	6,666,252

ValueClick, Inc. (c)	512,386	7,972,726

		14,638,978

Investment Banking & Brokerage—0.80%

Evercore Partners, Inc. , Class A	223,814	5,102,959

IT Consulting & Other Services—0.96%

MAXIMUS, Inc.	174,724	6,097,868

Life Sciences Tools & Services—1.83%

Bio-Rad Laboratories, Inc. -Class A (c)	67,654	6,140,954

Charles River Laboratories International, Inc. (c)	192,997	5,523,574

		11,664,528

Managed Health Care—1.16%

Healthspring, Inc. (c)	202,557	7,385,228

Metal & Glass Containers—0.90%

AptarGroup, Inc.	128,804	5,753,675

Office REIT’s—1.04%

Douglas Emmett, Inc. (b)	386,200	6,604,020

Oil & Gas Drilling—0.63%

Patterson-UTI Energy, Inc.	232,298	4,028,047

Oil & Gas Equipment & Services—3.48%

Dresser-Rand Group, Inc. (c)	143,018	5,796,519

Lufkin Industries, Inc.	86,890	4,623,417

Oceaneering International, Inc.	183,305	6,477,999

Superior Energy Services, Inc. (c)	200,208	5,253,458

		22,151,393

Oil & Gas Exploration & Production—1.92%

Energen Corp.	143,493	5,867,429

Forest Oil Corp. (c)	203,745	2,933,928

SandRidge Energy, Inc. (b)(c)	615,055	3,419,706

		12,221,063

Oil & Gas Refining & Marketing—0.78%

HollyFrontier Corp.	189,380	4,965,544

Packaged Foods & Meats—1.34%

TreeHouse Foods, Inc. (c)	137,435	8,498,980

Paper Products—1.01%

Schweitzer-Mauduit International, Inc.	115,276	6,440,470

Personal Products—0.45%

Prestige Brands Holdings, Inc. (c)	312,711	2,830,035

Pharmaceuticals—3.15%

Endo Pharmaceuticals Holdings, Inc. (c)	213,453	5,974,549

Questcor Pharmaceuticals, Inc. (c)	207,933	5,668,254

ViroPharma, Inc. (c)	464,950	8,401,647

		20,044,450

Property & Casualty Insurance—1.42%

FPIC Insurance Group, Inc. (c)	132,908	5,560,871

Hanover Insurance Group Inc. (The)	96,811	3,436,790

		8,997,661
See accompanying notes which are an integral part of this schedule.
          Invesco Small Cap Equity Fund

	Shares	Value
Real Estate Services—0.70%

Jones Lang LaSalle, Inc.	85,540	$4,431,827

Regional Banks—4.05%

Commerce Bancshares, Inc.	140,014	4,865,487

East West Bancorp, Inc.	342,704	5,109,717

Texas Capital Bancshares, Inc. (c)	284,780	6,507,223

Wintrust Financial Corp. (b)	213,361	5,506,847

Zions Bancorp.	266,785	3,753,665

		25,742,939

Residential REIT’s—1.02%

Education Realty Trust, Inc.	754,500	6,481,155

Restaurants—3.01%

DineEquity, Inc. (c)	140,508	5,408,153

P.F. Chang’s China Bistro, Inc.	122,521	3,337,472

Papa John’s International, Inc. (c)	147,332	4,478,893

Texas Roadhouse, Inc.	447,485	5,915,751

		19,140,269

Retail REIT’s—1.14%

Tanger Factory Outlet Centers, Inc.	279,100	7,259,391

Semiconductor Equipment—1.88%

Cymer, Inc. (c)	149,911	5,573,691

Novellus Systems, Inc. (c)	233,968	6,377,968

		11,951,659

Semiconductors—4.04%

Diodes, Inc. (c)	259,156	4,644,075

Lattice Semiconductor Corp. (c)	1,280,108	6,720,567

Netlogic Microsystems, Inc. (c)	153,814	7,399,992

Semtech Corp. (c)	328,440	6,930,084

		25,694,718

Specialized REIT’s—0.92%

LaSalle Hotel Properties	304,596	5,848,243

Specialty Chemicals—1.94%

Innophos Holdings, Inc.	163,004	6,498,970

PolyOne Corp.	543,810	5,824,205

		12,323,175

Specialty Stores—1.05%

GNC Acquisition Holdings, Inc.-Class A (b)(c)	330,575	6,651,169

Systems Software—1.06%

Ariba, Inc. (c)	243,549	6,748,743

Technology Distributors—0.95%

Arrow Electronics, Inc. (c)	218,579	6,072,125

Trading Companies & Distributors—0.92%

Beacon Roofing Supply, Inc. (c)	364,268	5,824,645

Trucking—1.94%

Landstar System, Inc.	128,933	5,100,589

Trucking—(continued)

Old Dominion Freight Line, Inc. (c)	250,474	7,256,232

		12,356,821
Total Common Stocks & Other Equity Interests (Cost $589,819,676)		616,038,483

Money Market Funds—3.88%

Liquid Assets Portfolio — Institutional Class (d)	12,348,600	12,348,600

Premier Portfolio — Institutional Class (d)	12,348,600	12,348,600

Total Money Market Funds (Cost $24,697,200)		24,697,200
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.74% (Cost $614,516,876)		640,735,683

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—3.19%

Liquid Assets Portfolio — Institutional Class (Cost $20,257,893)(d) (e)	20,257,893	20,257,893

TOTAL INVESTMENTS—103.93% (Cost $634,774,769)		660,993,576
OTHER ASSETS LESS LIABILITIES—(3.93)%		(24,990,938)
NET ASSETS—100.00%		$636,002,638

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at September 30, 2011.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
          Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          Invesco Small Cap Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities,
          Invesco Small Cap Equity Fund

interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$660,993,576	$—	$—	$660,993,576

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $320,771,868 and $239,338,949, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$92,793,046

Aggregate unrealized (depreciation) of investment securities	(68,225,995)

Net unrealized appreciation of investment securities	$24,567,051

Cost of investments for tax purposes is $636,426,525.
          Invesco Small Cap Equity Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.